Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives for Tangible Assets	12 Months Ended
Dec. 31, 2025
Carpets and curtains
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	36 months
Computers and hardware
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	36 months
Vehicles
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	36 months
IT systems and software
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	36 months
Machines and general equipment
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	60 months
Office furniture
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	60 months
Telephone and communication systems
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	60 months
Security systems
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	60 months
Rights over telephone lines
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	64 months
Air conditioning systems
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	84 months
ATMs and teleconsultations
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	120 months
Other installations
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	120 months
Buildings
Schedule of Useful Lives for Tangible Assets [Line Items]
Useful life (Months)	1200 months